Supplementary Cash Flow Information - Partial Cash Paid for Investing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Statement of cash flows [abstract]
Purchase of property, plant and equipment	$ 4,918,482		$ 6,552,702	$ 4,133,615
Add: Beginning balance of payable to contractors and equipment suppliers	1,816,555		1,145,359	972,770
Less: Ending balance of payable to contractors and equipment suppliers	(1,405,931)		(1,816,555)	(1,145,359)
Less: Transfer from other non-current assets	(629,737)
Cash paid during the year	$ 4,699,369	$ 152,925	$ 5,881,506	$ 3,961,026